Summary of Significant Accounting Policies - Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Restricted cash	$ 400	$ 1,728
Minimum
Cash and Cash Equivalents [Line Items]
Receivables from credit card processors	$ 400
Maximum
Cash and Cash Equivalents [Line Items]
Receivables from credit card processors		$ 1,700